CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱)	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets
Property and equipment (Notes 9 and 21)	₱ 195,964,000,000	₱ 186,907,000,000
Investments in associates and joint ventures (Note 10)	55,427,000,000	46,130,000,000
Available-for-sale financial investments (Notes 6 and 11)		15,165,000,000
Financial assets at fair value through profit or loss (Note 11)	4,763,000,000
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150,000,000	150,000,000
Debt instruments at amortized cost (Note 12)	150,000,000
Investment properties (Notes 6 and 13)	777,000,000	1,635,000,000
Goodwill and intangible assets (Note 14)	68,583,000,000	69,583,000,000
Deferred income tax assets – net (Note 7)	27,697,000,000	30,466,000,000
Derivative financial assets – net of current portion (Note 27)	140,000,000	215,000,000
Prepayments – net of current portion (Note 18)	6,255,000,000	5,370,000,000
Advances and other noncurrent assets – net of current portion (Note 24)	17,083,000,000	14,154,000,000
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	2,749,000,000
Contract assets – net of current portion (Note 5)	1,083,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Other non-financial assets – net of current portion	230,000,000
Total Noncurrent Assets	383,176,000,000	369,775,000,000
Current Assets
Cash and cash equivalents (Note 15)	51,654,000,000	32,905,000,000
Short-term investments (Note 27)	1,165,000,000	1,074,000,000
Trade and other receivables (Note 16)	24,056,000,000	33,761,000,000
Inventories and supplies (Note 17)	2,878,000,000	3,933,000,000
Current portion of contract assets (Note 5)	2,185,000,000
Current portion of derivative financial assets (Note 27)	183,000,000	171,000,000
Current portion of investment in debt securities and other long-term investments (Note 12)		100,000,000
Current portion of prepayments (Note 18)	7,760,000,000	9,633,000,000
Current portion of advances and other noncurrent assets (Note 19)	620,000,000	8,092,000,000
Current portion of financial assets at fair value through other comprehensive income (Notes 6 and 24)	1,604,000,000
Current portion of other financial assets (Notes 19 and 27)	7,008,000,000
Current portion of other non-financial assets	461,000,000
Total Current Assets	99,574,000,000	89,669,000,000
TOTAL ASSETS	482,750,000,000	459,444,000,000
Equity
Treasury stock (Note 19)	6,505,000,000	6,505,000,000
Capital in excess of par value (Note 19)	130,526,000,000	130,374,000,000
Other equity reserves (Note 25)	697,000,000	827,000,000
Retained earnings (Note 19)	12,081,000,000	634,000,000
Other comprehensive loss (Note 6)	(25,190,000,000)	(19,151,000,000)
Total Equity Attributable to Equity Holders of PLDT (Note 27)	112,358,000,000	106,842,000,000
Noncontrolling interests (Note 6)	4,308,000,000	4,341,000,000
TOTAL EQUITY	116,666,000,000	111,183,000,000
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835,000,000	157,654,000,000
Deferred income tax liabilities (Note 7)	2,981,000,000	3,366,000,000
Derivative financial liabilities – net of current portion (Note 27)		8,000,000
Customers’ deposits (Note 27)	2,194,000,000	2,443,000,000
Pension and other employee benefits (Note 25)	7,182,000,000	8,997,000,000
Deferred credits and other noncurrent liabilities (Note 21)	5,284,000,000	7,702,000,000
Total Noncurrent Liabilities	173,476,000,000	180,170,000,000
Current Liabilities
Accounts payable (Note 22)	74,610,000,000	60,445,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	95,724,000,000	90,740,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441,000,000	14,957,000,000
Dividends payable (Notes 19 and 28)	1,533,000,000	1,575,000,000
Current portion of derivative financial liabilities (Note 27)	80,000,000	141,000,000
Income tax payable	220,000,000	233,000,000
Total Current Liabilities	192,608,000,000	168,091,000,000
TOTAL LIABILITIES	366,084,000,000	348,261,000,000
TOTAL EQUITY AND LIABILITIES	482,750,000,000	459,444,000,000
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360,000,000	360,000,000
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150,000,000	150,000,000
Common Stock [Member]
Equity
Initial capitalization amount	1,093,000,000	1,093,000,000
Treasury Shares Under Employee Benefit Trust [Member]
Equity
Treasury shares under employee benefit trust (Note 25)	₱ 854,000,000	₱ 940,000,000